PROPERTY AND EQUIPMENT, NET (Details) - Q S I Operations Inc - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 5,784		$ 5,228	$ 4,892
Less: Accumulated Depreciation	(3,445)		(3,232)	(2,341)
Property and equipment, net	2,339		1,996	2,551
Depreciation and amortization expense	213	$ 229	894	780
Laboratory equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	4,440		4,245	3,983
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	772		765	737
Software
Property, Plant and Equipment [Line Items]
Property and equipment, cost	144		136	116
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, cost	46		47	47
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 382		$ 35	$ 9